Risk Management (Details) - Schedule of maturity profile of the Group's financial liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2020
Gross outstanding claims	$ 492,255	$ 413,053
Gross unearned premiums	277,268	206,214
Insurance payables	83,461	53,544
Other liabilities	20,717	15,012
Unearned commissions	11,038	8,910	$ 8,010	$ 10,354
Total liabilities	884,739	696,733
Less than 1 year [Member]
2020
Gross outstanding claims	210,536	172,243
Gross unearned premiums	222,124	159,660
Insurance payables	78,461	53,544
Other liabilities	18,298	13,873
Unearned commissions	10,012	7,531
Total liabilities	539,431	406,851
More than one year [Member]
2020
Gross outstanding claims	281,719	240,810
Gross unearned premiums	55,144	46,554
Insurance payables	5,000
Other liabilities	2,419	1,139
Unearned commissions	1,026	1,379
Total liabilities	$ 345,308	$ 289,882